Segment information	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Segment information	Segment information
The Group is engaged in agricultural, manufacturing and land transformation activities. Our agricultural activities consist of harvesting certain agricultural products, including crops, rough rice, and sugarcane, for sale to third parties and for internal use as inputs in its various manufacturing processes, and producing fluid milk. The manufacturing activities consist of (i) selling manufactured products, including processed peanuts, sunflower rice, sugar, ethanol and energy, among others, (ii) in our milk facilities we produce UHT and UP milk, powder milk and semi-hard cheese, among others; and (iii) providing services, such as grain warehousing and conditioning and handling and drying services, among others. The land transformation activities consist of the acquisition of farmlands or businesses with underdeveloped or underutilized agricultural land and implementing production technology and agricultural best practices on the Group’s farmlands to enhance yields and increase their value for potential realization through sale.

According to IFRS 8, operating segments are identified based on the ‘management approach’. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”) in deciding how to allocate resources and in assessing performance. The Group’s CODM is the Management Committee. IFRS 8 stipulates external segment reporting based on the Group’s internal organizational and management structure and on internal financial reporting to the chief operating decision maker.

Effective for our year ended December 31, 2023, The Group’s CODM changed its internal reporting mainly to refine the way it views our farming business and its interaction with our overarching land transformation activities embedded within such farming business. Previously, The Group’s CODM reviewed the results of our land transformation strategy as a separate activity upon disposition of transformed farmlands and/or other rural properties, or the acquisition of an under-utilized land. As from the fourth quarter of 2023, The Group’s CODM started allocating any profit from disposition of a farmland or, a bargain purchase gain, as part of the farming activity where such farmland belongs. The CODM believes that this allocation better aligns the activities which were conducted to achieve the full growth potential of the land through the years with its ultimate realization of incremental value. Therefore, any profit on the realization of land transformation activities is now included in the respective farming business operating segment to which the disposed/acquired land belongs.

Also, The Group’s CODM started allocating the results of our minor cattle activities – which were previously reported as part of “all other segments” since they did not meet the quantitative thresholds for disclosure – to the farmland where the cattle is assigned. The Group maintains cattle as complementary to the farming activities rather than as a separate business itself. Cattle helps preserve the value and productive capacity of the farmlands, avoiding the growth of undesired weed.
These changes resulted in revisions to the financial information provided to The Group’s CODM on a recurring basis in their evaluation of our financial performance and the decision-making process. The Group’s CODM believes these changes better reflect the performance of our reportable segments. Accordingly, the Group changed the segment reporting under IFRS 8 as further described below. Previously reported segment financial information was recast for the years ended December 31, 2022 and 2021 to reflect the new reportable segments’ structure.

Based on the foregoing, the Group operates in two major lines of business, namely, Farming and Sugar, Ethanol and Energy

•The ‘Farming’ is further comprised of three reportable segments:

•‘Crops’ Segment which consists of planting, harvesting and sale of grains, oilseeds and fibers (including wheat, corn, soybeans, peanuts, cotton and sunflowers, among others), and to a lesser extent the provision of grain warehousing/conditioning and handling and drying services to third parties. Each underlying crop in this segment does not represent a separate operating segment. Management seeks to maximize the use of the land through the cultivation of one or more type of crops. Types and surface amount of crops cultivated may vary from harvest-year to harvest-year depending on several factors, some of them out of the Group’s control. Management is focused on the long-term performance of the productive land, and to that extent, the performance is assessed considering the aggregated combination, if any, of crops planted in the land. A single manager is responsible for the management of operating activity of all crops rather than for each individual crop.

•‘Rice’ Segment which consists of planting, harvesting, processing and marketing of rice, and the genetic development of seeds.

•‘Dairy’ Segment which consists of the production and sale of raw milk and industrialized products, including UHT, cheese and powder milk among others.

•‘Sugar, Ethanol and Energy’ Segment which consists of cultivating sugarcane which is processed in owned sugar mills, transformed into ethanol, sugar and electricity, in addition to biomethane and then marketed;

As further discussed in Note 32, the Group applies IAS 29 to its operations in Argentina. According to IAS 29, all Argentine Peso-denominated non-monetary items in the statement of financial position are adjusted by applying a general price index from the date they were initially recognized to the end of the reporting period. Likewise, all Argentine Peso-denominated items in the statement of income are expressed in terms of the measuring unit current at the end of the reporting period, consequently, income statement items are adjusted by applying a general price index on a monthly basis from the dates they were initially recognized in the financial statements to the end of the reporting period. This process is called “re-measurement”. Once the re-measurement process is completed, all Argentine Peso denominated accounts are translated into U.S. Dollars, which is our reporting currency, applying the guidelines in IAS 21 “The Effects of Changes in Foreign Exchange Rates”(“IAS 21”). IAS 21 requires that amounts be translated at the closing rate at the date of the most recent statement of financial position. This process is called “translation”. The re-measurement and translation processes are applied on a monthly basis until year-end. Due to these processes, the re-measured and translated results of operations for a given month are subject to change until year-end, affecting comparison and analysis.

However, the internal reporting reviewed by the CODM departs from the application of IAS 29 and IAS 21 re-measurement and translation processes discussed above. For segment reporting purposes, the segment results of Argentine operations for each reporting period were adjusted for inflation and translated into the reporting currency using the reporting period average exchange rate. The translated amounts were not subsequently re-measured and translated in accordance with the IAS 29 and IAS 21 guidelines. In order to evaluate the segment’s performance, results of operations in Argentina are based on monthly data adjusted for inflation and converted into the monthly US dollar average exchange rate. These converted amounts are not subsequently readjusted and reconverted as described under IAS 29 and IAS 21. It should be noted that this translation methodology for evaluating segment information is the same that the Group uses to translate results of operations from its other subsidiaries from other countries that have not been designated hyperinflationary economies because it allows for a more accurate analysis of the economic performance of its business as a whole. The CODM believes that the exclusion of the re-measurement and translation processes from the segment reporting structure allows for a more useful presentation and facilitates period-to-period comparison and performance analysis.
For all the Group’s segments, the primary operating performance measure is “Profit or Loss from Operations” measured in accordance with the procedure outlined above. Total segment assets and liabilities are measured in a manner consistent with that of the Consolidated Financial Statements. These assets and liabilities are allocated based on the operations of the segment and the physical location of the asset.

The following tables show a reconciliation of the reportable segments information reviewed by our CODM with the reportable segment information measured in accordance with IAS 29 and IAS 21 as per the Consolidated Financial Statements for all years presented. These tables do not include information for the Sugar, Ethanol and Energy reportable segment since this information is not affected by the application of IAS 29 and therefore there is no difference between the information reviewed by our CODM and the information included in the Consolidated Financial Statements:
Segment reconciliation for the year ended December 31, 2023:

	2023
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	216,912	(50,659)	166,253	256,347	(26,155)	230,192	246,875	(66,756)	180,119
Cost of goods and services rendered	(188,954)	45,075	(143,879)	(178,322)	8,064	(170,258)	(209,362)	54,889	(154,473)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(5,465)	(10,327)	(2,488)	(1,813)	(4,301)	14,086	(6,036)	8,050
Gain from changes in net realizable value of agricultural produce after harvest	2,730	(736)	1,994	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	25,826	(11,785)	14,041	75,537	(19,904)	55,633	51,599	(17,903)	33,696
General and administrative expenses	(14,779)	4,866	(9,913)	(15,709)	4,436	(11,273)	(10,411)	3,456	(6,955)
Selling expenses	(22,450)	6,336	(16,114)	(33,407)	6,958	(26,449)	(25,488)	8,312	(17,176)
Other operating income / (expense), net	20,006	(4,721)	15,285	7,470	(252)	7,218	1,872	(960)	912
Profit from Operations	8,603	(5,304)	3,299	33,891	(8,762)	25,129	17,572	(7,095)	10,477

Depreciation and amortization	(8,330)	2,909	(5,421)	(15,154)	4,342	(10,812)	(10,913)	3,852	(7,061)
Net (loss) / gain from Fair value adjustment of investment property	10,199	(650)	9,549	1,176	(105)	1,071	—	—	—

	2023
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	—	—	—	1,442,441	(143,570)	1,298,871
Cost of goods and services rendered	—	—	—	(1,081,208)	108,028	(973,180)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	101,172	(13,314)	87,858
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	2,574	(736)	1,838
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,979	(49,592)	415,387
General and administrative expenses	(23,061)	6,473	(16,588)	(89,551)	19,231	(70,320)
Selling expenses	(305)	107	(198)	(150,805)	21,713	(129,092)
Other operating income / (expense), net	(309)	21	(288)	31,502	(5,912)	25,590
Profit from Operations	(23,675)	6,601	(17,074)	256,125	(14,560)	241,565

Depreciation and amortization	(1,275)	454	(821)	(211,575)	11,557	(200,018)
Net gain / (loss) from Fair value adjustment of investment property	—	—	—	11,375	(755)	10,620
Segment reconciliation for the year ended December 31, 2022:

	2022
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	280,329	(2,578)	277,751	204,396	(195)	204,201	236,222	(1,210)	235,012
Cost of goods and services rendered	(257,925)	2,330	(255,595)	(160,047)	(379)	(160,426)	(204,924)	1,039	(203,885)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	1,494	64,061	16,032	525	16,557	27,523	(266)	27,257
Gain from changes in net realizable value of agricultural produce after harvest	(21,495)	136	(21,359)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	63,476	1,382	64,858	60,381	(49)	60,332	58,821	(437)	58,384
General and administrative expenses	(13,312)	2	(13,310)	(15,487)	173	(15,314)	(10,378)	181	(10,197)
Selling expenses	(31,894)	212	(31,682)	(34,665)	229	(34,436)	(27,050)	76	(26,974)
Other operating income / (expense), net	463	(804)	(341)	(507)	(37)	(544)	(8)	(3)	(11)
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107	—	—	—
Profit from Operations	18,733	792	19,525	19,792	353	20,145	21,385	(183)	21,202

Depreciation and amortization	(8,017)	39	(7,978)	(12,215)	98	(12,117)	(10,075)	57	(10,018)
Net (loss) / gain from Fair value adjustment of investment property	(2,184)	(158)	(2,342)	(580)	(39)	(619)	—	—	—

	2022
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	—	—	—	1,351,707	(3,983)	1,347,724
Cost of goods and services rendered	—	—	—	(1,078,737)	2,990	(1,075,747)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	214,188	1,753	215,941
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	(22,429)	136	(22,293)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	464,729	896	465,625
General and administrative expenses	(23,413)	(136)	(23,549)	(84,507)	220	(84,287)
Selling expenses	(257)	(1)	(258)	(144,031)	516	(143,515)
Other operating income / (expense), net	(136)	21	(115)	2,693	(823)	1,870
Bargain purchase gain on acquisition	—	—	—	10,070	37	10,107
Profit from Operations	(23,806)	(116)	(23,922)	248,954	846	249,800

Depreciation and amortization	22	(29)	(7)	(191,205)	165	(191,040)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(2,764)	(197)	(2,961)
Segment reconciliation for the year ended December 31, 2021:

	2021
	Crops			Rice			Dairy
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	231,817	11,975	243,792	131,093	4,403	135,496	172,803	10,251	183,054
Cost of goods and services rendered	(206,018)	(10,216)	(216,234)	(109,805)	(2,348)	(112,153)	(149,738)	(8,339)	(158,077)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,907	8,185	74,092	38,296	6,798	45,094	18,336	1,559	19,895
Gain from changes in net realizable value of agricultural produce after harvest	(10,163)	(1,221)	(11,384)	—	—	—	—	—	—
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	81,543	8,723	90,266	59,584	8,853	68,437	41,401	3,471	44,872
General and administrative expenses	(10,356)	(834)	(11,190)	(8,981)	(876)	(9,857)	(4,715)	(541)	(5,256)
Selling expenses	(22,107)	(1,506)	(23,613)	(16,709)	(1,495)	(18,204)	(20,779)	(1,793)	(22,572)
Other operating income / (expense), net	237	(536)	(299)	(918)	(73)	(991)	(150)	(20)	(170)
Profit from Operations	49,317	5,847	55,164	32,976	6,409	39,385	15,757	1,117	16,874

Depreciation and amortization	(6,583)	(643)	(7,226)	(8,173)	(820)	(8,993)	(7,144)	(797)	(7,941)
Net (loss) / gain from Fair value adjustment of investment property	(2,832)	(350)	(3,182)	(1,052)	(97)	(1,149)	—	—	—

	2021
	Corporate			Total
	Total segment reporting	Adjustment	Total as per statement of income	Total segment reporting	Adjustment	Total as per statement of income
Sales of goods sold and services rendered	—	—	—	1,097,723	26,629	1,124,352
Cost of goods and services rendered	—	—	—	(834,062)	(20,903)	(854,965)
Initial recognition and changes in fair value of biological assets and agricultural produce	—	—	—	211,198	16,542	227,740
Gain from changes in net realizable value of agricultural produce after harvest	—	—	—	(11,658)	(1,221)	(12,879)
Margin on Manufacturing and Agricultural Activities Before Operating Expenses	—	—	—	463,201	21,047	484,248
General and administrative expenses	(22,119)	(1,908)	(24,027)	(65,635)	(4,159)	(69,794)
Selling expenses	(306)	(21)	(327)	(112,847)	(4,815)	(117,662)
Other operating income / (expense), net	103	(21)	82	(18,118)	(650)	(18,768)
Profit from Operations	(22,322)	(1,950)	(24,272)	266,601	11,423	278,024

Depreciation and amortization	(738)	(49)	(787)	(166,619)	(2,309)	(168,928)
Net (loss) / gain from Fair value adjustment of investment property	—	—	—	(3,884)	(447)	(4,331)
The following table presents information with respect to the Group’s reportable segments. Certain other activities of a holding function nature not allocable to the segments are disclosed in the column ‘Corporate’

Segment analysis for the year ended December 31, 2023:

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Sales of goods and services rendered	216,912	256,347	246,875	720,134	722,307	—	1,442,441
Cost of goods sold and services rendered	(188,954)	(178,322)	(209,362)	(576,638)	(504,570)	—	(1,081,208)
Initial recognition and changes in fair value of biological assets and agricultural produce	(4,862)	(2,488)	14,086	6,736	94,436	—	101,172
Changes in net realizable value of agricultural produce after harvest	2,730	—	—	2,730	(156)	—	2,574
Margin on manufacturing and agricultural activities before operating expenses	25,826	75,537	51,599	152,962	312,017	—	464,979
General and administrative expenses	(14,779)	(15,709)	(10,411)	(40,899)	(25,591)	(23,061)	(89,551)
Selling expenses	(22,450)	(33,407)	(25,488)	(81,345)	(69,155)	(305)	(150,805)
Other operating income / (expense), net	20,006	7,470	1,872	29,348	2,463	(309)	31,502
Profit / (loss) from operations	8,603	33,891	17,572	60,066	219,734	(23,675)	256,125

Depreciation and amortization	(8,330)	(15,154)	(10,913)	(34,397)	(175,903)	(1,275)	(211,575)
Net gain from Fair value adjustment of investment property	10,199	1,176	—	11,375	—	—	11,375
Reverse of revaluation surplus derived from the disposals of assets before taxes	20,245	—	—	20,245	—	—	20,245
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	4,171	(1,002)	(12,655)	(9,486)	(15,393)	—	(24,879)
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	(9,033)	(1,486)	26,741	16,222	109,829	—	126,051
Changes in net realizable value of agricultural produce after harvest (unrealized)	2,599	—	—	2,599	—	—	2,599
Changes in net realizable value of agricultural produce after harvest (realized)	131	—	—	131	(156)	—	(25)

Farmlands and farmland improvements, net	447,772	178,291	1,462	627,525	78,322	—	705,847
Machinery, equipment and other fixed assets, net	24,250	71,584	86,670	182,504	264,561	—	447,065
Bearer plants, net	753	—	—	753	375,089	—	375,842
Work in progress	10	291	5,584	5,885	14,926	—	20,811
Right of use assets	13,608	15,076	29	28,713	377,420	580	406,713
Investment property	29,192	4,172	—	33,364	—	—	33,364
Goodwill	6,095	3,704	—	9,799	4,510	—	14,309
Biological assets	55,545	32,843	23,191	111,579	116,458	—	228,037
Finished goods	33,407	9,306	9,927	52,640	126,971	—	179,611
Raw materials, stocks held by third parties and others	26,779	16,577	11,230	54,586	21,854	—	76,440
Total segment assets	637,411	331,844	138,093	1,107,348	1,380,111	580	2,488,039
Borrowings	44,692	(9,207)	84,557	120,042	604,827	180,080	904,949
Lease liabilities	12,341	13,475	57	25,873	352,238	399	378,510
Total segment liabilities	57,033	4,268	84,614	145,915	957,065	180,479	1,283,459
Segment analysis for the year ended December 31, 2022

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Sales of goods and services rendered	280,329	204,396	236,222	720,947	630,760	—	1,351,707
Cost of goods sold and services rendered	(257,925)	(160,047)	(204,924)	(622,896)	(455,841)	—	(1,078,737)
Initial recognition and changes in fair value of biological assets and agricultural produce	62,567	16,032	27,523	106,122	108,066	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,495)	—	—	(21,495)	(934)	—	(22,429)
Margin on manufacturing and agricultural activities before operating expenses	63,476	60,381	58,821	182,678	282,051	—	464,729
General and administrative expenses	(13,312)	(15,487)	(10,378)	(39,177)	(21,917)	(23,413)	(84,507)
Selling expenses	(31,894)	(34,665)	(27,050)	(93,609)	(50,165)	(257)	(144,031)
Other operating income / (expense), net	463	(507)	(8)	(52)	2,881	(136)	2,693
Bargain purchase gain on acquisition	—	10,070	—	10,070	—	—	10,070
Profit / (loss) from operations	18,733	19,792	21,385	59,910	212,850	(23,806)	248,954

Depreciation and amortization	(8,017)	(12,215)	(10,075)	(30,307)	(160,920)	22	(191,205)
Net loss from Fair value adjustment of investment property	(2,184)	(580)	—	(2,764)	—	—	(2,764)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	2,071	3,327	(2,276)	3,122	35,232	—	38,354
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	60,496	12,705	29,799	103,000	72,834	—	175,834
Changes in net realizable value of agricultural produce after harvest (unrealized)	72	—	—	72	—	—	72
Changes in net realizable value of agricultural produce after harvest (realized)	(21,567)	—	—	(21,567)	(934)	—	(22,501)

Farmlands and farmland improvements, net	504,695	158,769	2,221	665,685	78,648	—	744,333
Machinery, equipment and other fixed assets, net	50,183	59,126	108,589	217,898	171,308	—	389,206
Bearer plants, net	1,057	—	—	1,057	351,670	—	352,727
Work in progress	9,018	29,462	22,325	60,805	18,284	—	79,089
Right of use assets	18,952	8,594	711	28,257	330,681	1,243	360,181
Investment property	27,757	5,573	—	33,330	—	—	33,330
Goodwill	8,932	5,427	—	14,359	4,185	—	18,544
Biological assets	72,843	54,125	30,045	157,013	109,431	—	266,444
Finished goods	37,539	13,659	12,825	64,023	88,693	—	152,716
Raw materials, stocks held by third parties and others	63,153	22,178	8,700	94,031	27,275	—	121,306
Total segment assets	794,129	356,913	185,416	1,336,458	1,180,175	1,243	2,517,876
Borrowings	41,493	113,133	138,241	292,867	587,865	127,020	1,007,752
Lease liabilities	18,234	8,281	623	27,138	310,162	680	337,980
Total segment liabilities	59,727	121,414	138,864	320,005	898,027	127,700	1,345,732
Segment analysis for the year ended December 31, 2021

	Farming				Sugar, Ethanol and Energy	Corporate	Total
	Crops	Rice	Dairy	Farming subtotal
Sales of goods and services rendered	231,817	131,093	172,803	535,713	562,010	—	1,097,723
Cost of goods sold and services rendered	(206,018)	(109,805)	(149,738)	(465,561)	(368,501)	—	(834,062)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,907	38,296	18,336	122,539	88,659	—	211,198
Changes in net realizable value of agricultural produce after harvest	(10,163)	—	—	(10,163)	(1,495)	—	(11,658)
Margin on manufacturing and agricultural activities before operating expenses	81,543	59,584	41,401	182,528	280,673	—	463,201
General and administrative expenses	(10,356)	(8,981)	(4,715)	(24,052)	(19,464)	(22,119)	(65,635)
Selling expenses	(22,107)	(16,709)	(20,779)	(59,595)	(52,946)	(306)	(112,847)
Other operating income / (expense), net	237	(918)	(150)	(831)	(17,390)	103	(18,118)
Profit / (loss) from operations	49,317	32,976	15,757	98,050	190,873	(22,322)	266,601

Depreciation and amortization	(6,583)	(8,173)	(7,144)	(21,900)	(143,981)	(738)	(166,619)
Net loss from Fair value adjustment of investment property	(2,832)	(1,052)	—	(3,884)	—	—	(3,884)
Initial recognition and changes in fair value of biological assets and agricultural produce (unrealized)	21,428	5,992	(6,271)	21,149	(16,294)	—	4,855
Initial recognition and changes in fair value of biological assets and agricultural produce (realized)	44,479	32,304	24,607	101,390	104,953	—	206,343
Changes in net realizable value of agricultural produce after harvest (unrealized)	(4,001)	—	—	(4,001)	—	—	(4,001)
Changes in net realizable value of agricultural produce after harvest (realized)	(6,162)	—	—	(6,162)	(1,495)	—	(7,657)

Total reportable segments’ assets and liabilities are reconciled to total assets as per the statement of financial position as follows:

	2023	2022
Total reportable assets as per segment information	2,488,039	2,517,876
Intangible assets (excluding goodwill)	13,210	17,576
Deferred income tax assets	9,777	8,758
Trade and other receivables	218,115	228,378
Other assets	1,515	1,701
Derivative financial instruments	31,820	5,342
Short-term investment	62,637	98,571
Cash and cash equivalents	339,781	230,653
Total assets as per the statement of financial position	3,164,894	3,108,855

	2023	2022
Total reportable liabilities as per segment information	1,283,459	1,345,732
Trade and other payables	191,738	259,607
Deferred income tax liabilities	376,331	301,414
Payroll and social liabilities	38,927	31,545
Provisions for other liabilities	3,599	3,435
Current income tax liabilities	5,023	422
Derivative financial instruments	169	3,057
Total liabilities as per the statement of financial position	1,899,246	1,945,212

.
Non-current assets and revenues and fair value gains and losses are shown by geographic region. These are the regions in which the Group is active: Argentina, Brazil, Uruguay and others.

As of and for the year ended December 31, 2023:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	786,201	733,055	30,309	—	1,549,565
Investment property	33,364	—	—	—	33,364
Goodwill	9,799	4,510	—	—	14,309
Non-current portion of biological assets	23,706	—	—	—	23,706

Sales of goods and services rendered	402,205	401,051	632,165	7,020	1,442,441
Initial recognition and changes in fair value of biological assets and agricultural produce	6,469	94,436	267	—	101,172
Changes in net realizable value of agricultural produce after harvest	3,341	(156)	(611)	—	2,574

As of and for the year ended December 31, 2022:

	Argentina	Brazil	Uruguay	Chile	Total
Property, plant and equipment	914,444	620,065	30,846	—	1,565,355
Investment property	33,330	—	—	—	33,330
Goodwill	14,359	4,185	—	—	18,544
Non-current portion of biological assets	30,622	—	—	—	30,622

Sales of goods and services rendered	373,746	494,215	472,538	11,208	1,351,707
Initial recognition and changes in fair value of biological assets and agricultural produce	102,656	108,066	3,466	—	214,188
Changes in net realizable value of agricultural produce after harvest	(21,482)	(934)	(13)	—	(22,429)
As of and for the year ended December 31, 2021:

	Argentina	Brazil	Uruguay	Chile	Total
Sales of goods and services rendered	284,026	385,959	427,661	77	1,097,723
Initial recognition and changes in fair value of biological assets and agricultural produce	120,255	88,659	2,284	—	211,198
Changes in net realizable value of agricultural produce after harvest	(9,679)	(1,496)	(483)	—	(11,658)